Cash and restricted cash - Deposits in financial institutions (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash and restricted cash
Restricted cash	$ 5,948	¥ 43,416		¥ 27,126
Cash and restricted cash shown in the consolidated statements of cash flows	$ 50,341	367,452	$ 82,047	598,886	¥ 901,429	¥ 989,132
Restricted Cash For Litigation
Cash and restricted cash
Restricted cash		800		23,613
Asset Pledged as Collateral | Restricted Cash For Notes Payable
Cash and restricted cash
Restricted cash		42,616		3,513
PRC
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows		306,268		542,645
PRC | RMB
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows		218,313		528,022
PRC | US
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows		87,855		14,542
PRC | GBP
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows		89		81
PRC | HKD
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows		11		0
Hong Kong
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows		1,512		40
Hong Kong | RMB
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows		27		27
Hong Kong | HKD
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows		1,485		13
Sweden
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows		54,345		39,788
Sweden | US
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows		213		204
Sweden | SEK
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows		37,651		39,584
Sweden | Euro
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows		16,481		0
United Kingdom
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows		4,830		12,356
United Kingdom | GBP
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows		4,830		12,356
United States
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows		218		3,867
United States | US
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows		218		3,867
Germany
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows		279		190
Germany | Euro
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows		¥ 279		¥ 190